Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Shareholders' equity
Dividend declared per share	$ 0.32	$ 0.30	$ 0.64	$ 0.56
Cash dividends	$ 51.3	$ 45.2	$ 101.4	$ 87.0
DRIP dividends	9.7	11.4	21.8	19.5
Dividend paid	$ 61.0	$ 56.6	$ 123.2	$ 106.5